Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Consolidated and combined net (loss) income	$ (1,802,266)	$ (82,441)	$ 20,465
Adjustments to reconcile consolidated and combined net loss to net cash from operating activities:
Amortization of intangible assets	113,889	0	0
Equity-based compensation	1,205,336	0	0
Depreciation and amortization of fixed assets	665	673	829
Amortization of debt discounts and deferred financing costs	1,868	787	225
Amortization of investment discounts and premiums	1,692	0	0
Non-cash lease expense	1,974	0	0
Net losses on retirement of debt	17,636	0	0
Net losses on investments, net of dividends	3,583	0	0
Change in TRA liability	13,848	0	0
Change in warrant liability	43,670	0	0
Change in earnout liability	834,255	0	0
Deferred income taxes	(66,138)	(475)	159
Changes in operating assets and liabilities:
Due from related parties	(105,376)	(49,824)	(12,407)
Strategic Revenue-Share Purchase consideration	(40,997)	0	0
Other assets, net	(2,095)	(9,747)	2,060
Accrued compensation	92,742	135,108	39,295
Accounts payable, accrued expenses and other liabilities	(32,628)	11,153	(6,562)
Net Cash Provided by Operating Activities	281,658	5,234	44,064
Cash Flows from Investing Activities
Purchase of fixed assets	(5,261)	(652)	(1,173)
Purchase of investments	(328,797)	0	0
Proceeds from investment sales and maturities	314,052	0	0
Cash consideration paid for Dyal Acquisition and Oak Street Acquisition, net of cash acquired	(1,578,866)	0	0
Proceeds from promissory note	0	(30,000)	0
Repayment of promissory note	0	30,000	0
Net Cash Used in Investing Activities	(1,598,872)	(652)	(1,173)
Cash Flows from Financing Activities
Cash proceeds from the Business Combination	1,738,603	0	0
Offering costs related to the Business Combination	(126,309)	0	0
Acquisition of noncontrolling interests in the Blue Owl Operating Group in connection with the Business Combination	(491,956)	0	0
Acquisition of noncontrolling interests	(297,054)	0	0
Proceeds from debt obligations	1,390,296	240,547	344,944
Debt issuance costs	(17,864)	(594)	(4,151)
Repayments of debt obligations, including retirement costs	(577,835)	(171,458)	(83,590)
Contributions from members prior to the Business Combination	0	9,264	20,042
Dividends paid on Class A Shares	(47,076)	0	0
Distributions to members prior to the Business Combination	(103,144)	(78,054)	(320,252)
Contributions from noncontrolling interests	15,734	0	0
Distributions to noncontrolling interests	(135,244)	0	0
Net Cash Provided by (Used in) Financing Activities	1,348,151	(295)	(43,007)
Net Increase (Decrease) in Cash and Cash Equivalents	30,937	4,287	(116)
Cash and cash equivalents, beginning of period	11,630	7,343	7,459
Cash and Cash Equivalents, End of Period	42,567	11,630	7,343
Supplemental Information
Cash paid for interest	25,009	23,231	2,697
Cash paid for income taxes	$ 4,353	$ 142	$ 359